Schedule of Investments (unaudited)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 1.10%, 06/25/37(a)	USD	3,285	$ 3,084,676
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.48%, 05/25/36(a)		4,285	4,212,578
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 06/15/36(a)(b)		4,642	4,634,712
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34(a)(b)		4,000	4,010,091
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 12/02/34(a)(b)		15,870	15,919,376
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.42%, 01/15/33(a)(b)		250	250,074
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 04/20/33(a)(b)		4,350	4,351,057
AIG CLO Ltd., Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.25%, 04/20/32(a)(b)		1,740	1,739,374
AIMCO CLO
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 1.18%, 04/20/34(a)(b)		2,500	2,490,495
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 1.22%, 01/15/32(a)(b)		1,000	1,000,071
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)		131	107,779
Series 2018-A, Class B, 0.00%, 04/25/58(b)		17	16,232
Series 2018-B, Class B, 0.00%, 02/26/57(b)		81	40,402
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(c)		2,697	2,716,901
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(c)		910	700,119
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)		39	38,410
Series 2018-F, Class C, 0.00%, 11/25/58(b)(c)		51	34,660
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)		2,644	2,641,050
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(c)		560	422,800
Series 2018-G, Class C, 0.00%, 06/25/57(b)		1,430	1,420,626
Series 2019-A, Class A, 3.75%, 08/25/57(a)(b)		1,957	1,972,607
Series 2019-A, Class B, 5.25%, 08/25/57(a)(b)		350	347,434
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		874	723,956
Series 2019-B, Class A, 3.75%, 01/25/59(a)(b)		2,038	2,054,249
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(c)		409	308,795
Series 2019-B, Class C, 0.00%, 01/25/59(b)		1,040	990,082
Series 2019-E, Class A, 3.00%, 09/25/59(b)(d)		1,835	1,840,100
Series 2019-E, Class B, 4.88%, 09/25/59(b)(d)		350	346,082
Series 2019-E, Class C, 0.00%, 09/25/59(b)		755	675,847
Series 2019-G, Class A, 3.00%, 09/25/59(b)(d)		1,826	1,827,418
Series 2019-G, Class B, 4.25%, 09/25/59(b)(d)		224	219,604
Series 2019-G, Class C, 0.00%, 09/25/59(b)		569	494,489
Series 2019-H, Class A, 3.00%, 11/25/59(b)(d)		672	674,315
Series 2019-H, Class B, 4.25%, 11/25/59(b)(d)		140	137,252
Series 2019-H, Class C, 0.00%, 11/25/59(b)		344	354,471
Series 2020-A, Class A, 2.38%, 12/25/59(b)(d)		8,165	8,121,256
Series 2020-A, Class B, 3.50%, 12/25/59(b)(d)		999	971,962
Series 2020-A, Class C, 0.00%, 12/25/59(b)(c)		2,395	1,501,961
Series 2020-C, Class A, 2.25%, 09/27/60(b)(d)		287	286,620
Series 2020-C, Class B, 5.00%, 09/27/60(b)(d)		250	252,974
Series 2020-C, Class C, 0.00%, 09/27/60(b)		787	637,768
Series 2020-D, Class A, 2.25%, 06/25/60(b)(d)		790	787,575
Series 2020-D, Class B, 5.00%, 06/25/60(b)(d)		350	350,854
Series 2020-D, Class C, 0.00%, 06/25/60(b)		827	762,766
Series 2021-C, Class A, 2.12%, 01/25/61(b)(d)		4,273	4,232,112
Series 2021-C, Class B, 3.72%, 01/25/61(b)(d)		817	799,344
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2021-C, Class C, 0.00%, 01/25/61(b)	USD	2,094	$ 1,722,631
Series 2021-D, Class A, 2.00%, 03/25/60(b)(d)		11,019	10,910,272
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)(c)		1,634	1,608,901
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)(c)		2,441	1,895,495
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		14,453	14,326,388
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		1,770	1,753,774
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		1,068	1,048,350
Series 2021-E, Class B3, 4.30%, 12/25/60(a)(b)		637	309,508
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		698	689,348
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		13	6,557
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		10,453	302,182
Series 2021-F, Class A, 1.88%, 06/25/61(b)(d)		16,988	16,770,860
Series 2021-F, Class B, 3.75%, 06/25/61(b)(d)		1,945	1,922,011
Series 2021-F, Class C, 0.00%, 06/25/61(b)		3,631	3,045,910
Allegany Park CLO Ltd., Series 2019-1A, Class B1, (3 mo. LIBOR US + 1.80%), 1.93%, 01/20/33(a)(b)		690	690,168
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.21%, 10/21/28(a)(b)		1,818	1,817,092
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.28%, 10/21/28(a)(b)		300	300,147
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.13%, 10/21/28(a)(b)		750	748,405
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.25%, 01/17/31(a)(b)		1,000	999,026
Allegro CLO XI Ltd., Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 1.97%, 01/19/33(a)(b)		250	250,150
ALM Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 10/15/29(a)(b)		350	350,006
American Express Credit Account Master Trust
Series 2017-2, Class A, (1 mo. LIBOR US + 0.45%), 0.56%, 09/16/24(a)		8,000	8,003,734
Series 2017-5, Class A, (1 mo. LIBOR US + 0.38%), 0.49%, 02/18/25(a)		9,000	9,014,559
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A, 0.60%, 12/18/23		2,045	2,045,507
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 1.18%, 07/24/29(a)(b)		1,000	999,221
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(b)		4,000	3,892,043
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)(b)		2,872	2,812,377
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(b)		3,756	3,678,377
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.38%, 01/19/35(a)(b)		380	380,000
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.19%, 01/28/31(a)(b)		1,250	1,247,502
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.64%, 01/28/31(a)(b)		1,000	998,129
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 1.99%, 01/28/31(a)(b)		500	498,872
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.19%, 01/28/31(a)(b)		2,550	2,544,968

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 1.99%, 01/28/31(a)(b)	USD	1,500	$ 1,496,653
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.74%, 01/28/31(a)(b)		750	740,353
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 01/15/30(a)(b)		1,700	1,698,899
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 1.97%, 01/15/30(a)(b)		3,000	2,994,683
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.52%, 01/15/30(a)(b)		1,000	985,246
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.23%, 01/28/31(a)(b)		750	749,847
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.89%, 01/28/31(a)(b)		1,500	1,499,358
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.34%, 01/28/31(a)(b)		625	623,479
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.64%, 01/28/31(a)(b)		1,000	1,000,467
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 1.33%, 10/27/34(a)(b)(c)		5,000	5,006,000
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.93%, 10/27/34(a)(b)(c)		1,000	998,400
Series 2016-8A, Class CR2, (3 mo. LIBOR US + 2.40%), 2.53%, 10/27/34(a)(b)(c)		1,000	997,600
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.37%, 10/13/30(a)(b)		330	330,179
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.27%, 10/13/30(a)(b)		500	500,561
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 6.92%, 10/13/30(a)(b)		1,000	998,911
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 1.62%, 10/15/31(a)(b)		450	449,799
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 04/15/31(a)(b)		1,387	1,383,586
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.14%, 04/20/31(a)(b)		1,000	998,916
Apidos CLO XXI, Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.05%, 07/18/27(a)(b)		1,235	1,234,900
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.37%, 07/25/30(a)(b)		500	478,811
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 1.26%, 10/18/31(a)(b)		400	399,879
Apidos CLO XXXVII, Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 1.26%, 10/22/34(a)(b)		1,780	1,777,777
Apidos CLO XXXVIII, Series 2021-38A, Class E2, (3 mo. LIBOR US + 7.75%), 7.99%, 01/21/34(a)(b)		1,250	1,237,457
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.72%, 07/15/30(a)(b)		500	498,741
Aqua Finance Trust, Series 2021-A, Class B, 2.40%, 07/17/46(b)		5,500	5,432,308
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares L CLO Ltd., Series 2018-50A, Class BR, (3 mo. LIBOR US + 1.60%), 1.72%, 01/15/32(a)(b)	USD	1,000	$ 997,345
Ares LIX CLO Ltd.
Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 1.15%, 04/25/34(a)(b)		250	248,366
Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 04/25/34(a)(b)		250	244,626
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 1.29%, 10/25/34(a)(b)		2,130	2,130,001
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 6.63%, 10/25/34(a)(b)		250	247,516
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3 mo. LIBOR US + 1.45%), 1.57%, 04/15/34(a)(b)		2,500	2,474,029
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3 mo. LIBOR US + 0.94%), 1.10%, 05/15/30(a)(b)		750	748,727
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.29%, 10/15/30(a)(b)		600	600,010
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.58%, 05/25/35(a)		49	45,960
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(b)		138	137,774
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1 mo. LIBOR US + 1.11%), 1.21%, 07/25/35(a)		914	908,049
ASSURANT CLO I Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/34(a)(b)		1,400	1,399,997
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 2.28%, 10/20/34(a)(b)		250	249,999
ASSURANT CLO Ltd.
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/31(a)(b)		500	499,776
Series 2018-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.18%, 10/20/31(a)(b)		500	497,771
Series 2019-5A, Class A2, (3 mo. LIBOR US + 1.75%), 1.87%, 01/15/33(a)(b)		250	250,873
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.17%, 05/28/30(a)(b)		1,825	1,823,594
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 0.96%, 04/22/27(a)(b)		896	896,005
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 11/21/30(a)(b)		500	500,018
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 11/21/30(a)(b)		1,250	1,242,268
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.04%, 08/05/27(a)(b)		1,273	1,272,362
Avery Point VII CLO Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 0.96%), 1.08%, 01/15/28(a)(b)		380	380,600
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.09%, 01/15/29(a)(b)		3,036	3,034,347

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.10%, 07/20/30(a)(b)	USD	1,250	$ 1,248,413
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 1.08%, 04/23/31(a)(b)		250	249,625
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.20%, 07/19/31(a)(b)		1,000	998,511
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		5,740	2,342,829
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		1,940	2,008,697
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30(a)(b)		1,000	1,000,105
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.08%, 07/20/29(a)(b)		864	863,609
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 04/20/31(a)(b)		1,170	1,168,833
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 10/15/36(a)(b)		500	500,733
Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 10/15/36(a)(b)		1,000	999,997
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.19%, 07/18/30(a)(b)		1,250	1,249,460
Battalion CLO X Ltd., Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.29%, 01/25/35(a)(b)		3,230	3,228,412
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3 mo. LIBOR US + 2.08%), 2.24%, 05/17/31(a)(b)		250	250,170
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.32%, 07/15/34(a)(b)		3,000	3,002,855
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 02/28/40(a)(b)		4,479	4,331,169
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 12/28/40(a)(b)		2,124	2,014,845
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 1.03%, 12/28/40(a)(b)		1,859	1,837,000
BDS Ltd.
Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 1.18%, 06/16/36(a)(b)		3,030	3,024,395
Series 2021-FL9, Class A, (1 mo. LIBOR US + 1.07%), 1.17%, 11/16/38(a)(b)		1,870	1,860,773
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1 mo. LIBOR US + 1.95%), 2.05%, 08/25/35(a)		4,571	4,645,789
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 0.44%, 09/25/36(a)		166	163,633
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.42%, 03/25/37(a)		918	907,391
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.24%, 03/25/37(a)		71	68,790
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.45%, 04/25/37(a)		309	318,276
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.57%, 07/15/29(a)(b)		1,340	1,337,941
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 07/20/34(a)(b)	USD	1,460	$ 1,460,927
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/34(a)(b)		250	250,572
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.22%, 04/20/31(a)(b)		1,000	998,006
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/20/31(a)(b)		1,900	1,899,521
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 01/15/33(a)(b)		250	250,086
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.08%), 1.21%, 04/30/31(a)(b)		250	249,712
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(b)		264	261,874
Series 2021-A, Class B, 2.79%, 11/17/33(b)		3,300	3,308,608
Series 2021-B, Class C, 2.24%, 10/17/34(b)		5,380	5,248,159
Series 2021-B, Class D, 3.17%, 10/17/34(b)		145	142,012
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 1.86%, 10/19/34(a)(b)		250	249,088
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 1.95%, 06/15/31(a)(b)		1,000	999,514
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 3.55%, 06/15/31(a)(b)		500	499,994
Series 2021-3A, Class D1, (1 mo. LIBOR US + 3.20%), 0.00%, 01/19/35(a)(b)		750	750,040
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.31%, 10/22/30(a)(b)		2,501	2,500,976
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.73%, 10/22/30(a)(b)		1,000	998,770
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 1.28%, 10/20/31(a)(b)		250	249,961
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/31(a)(b)		750	747,778
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 1.38%, 04/15/34(a)(b)		250	250,178
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 1.50%, 01/15/30(a)(b)		550	547,298
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(b)		1,070	1,073,672
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.32%, 07/20/34(a)(b)		250	249,856
Burnham Park CLO Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 10/20/29(a)(b)		4,000	4,000,077
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.63%, 10/20/29(a)(b)		500	499,047
Carbone CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.14%), 1.27%, 01/20/31(a)(b)		250	249,388

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.16%, 04/30/31(a)(b)	USD	2,350	$ 2,348,333
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.09%, 04/17/31(a)(b)		3,754	3,750,474
Series 2014-3RA, Class A1A, (3 mo. LIBOR US + 1.05%), 1.19%, 07/27/31(a)(b)		248	247,787
Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 1.44%, 07/27/31(a)(b)		1,000	999,069
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.74%, 07/28/28(a)(b)		1,000	996,948
Series 2015-3A, Class CR, (3 mo. LIBOR US + 2.85%), 2.99%, 07/28/28(a)(b)		500	495,175
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 8.63%, 07/20/32(a)(b)		31	30,021
Carlyle U.S. CLO Ltd.
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 10/20/34(a)(b)		4,360	4,355,696
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 1.26%, 04/15/34(a)(b)		250	250,066
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 0.35%, 10/25/36(a)		1,669	1,552,845
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(a)		45	44,094
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 0.36%, 02/25/37(a)		5,731	5,626,527
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 0.00%, 10/15/34(a)(b)		1,000	1,000,000
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 0.00%, 10/15/34(a)(b)		1,250	1,237,500
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,547	6,803,975
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.38%, 07/20/30(a)(b)		1,500	1,500,000
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.22%, 01/15/31(a)(b)		1,000	1,000,761
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 1.73%, 07/20/31(a)(b)		500	497,754
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/20/34(a)(b)		750	749,064
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 1.48%, 04/20/34(a)(b)		500	491,113
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.11%, 04/20/31(a)(b)		1,400	1,397,232
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.22%, 07/17/31(a)(b)		2,000	1,999,997
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.18%, 04/20/34(a)(b)		500	499,251
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.13%, 01/20/31(a)(b)		350	349,721
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.26%, 01/20/31(a)(b)		250	247,374
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.27%, 10/17/34(a)(b)	USD	2,750	$ 2,751,036
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3 mo. LIBOR US + 1.05%), 1.23%, 05/29/32(a)(b)		1,000	998,486
Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.53%, 05/29/32(a)(b)		250	249,806
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 07/15/33(a)(b)		1,000	999,997
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3 mo. LIBOR US + 1.00%), 1.19%, 10/18/30(a)(b)		1,580	1,578,741
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 1.17%, 04/24/30(a)(b)		250	249,851
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.33%, 10/22/31(a)(b)		3,500	3,497,557
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.32%, 10/17/31(a)(b)		2,250	2,250,065
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.24%, 01/22/31(a)(b)		250	249,934
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 11/16/30(a)(b)		250	250,006
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.12%, 04/18/31(a)(b)		3,455	3,452,106
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/31(a)(b)		250	249,860
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.70%), 1.82%, 10/17/31(a)(b)		250	249,396
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/35(a)(b)		250	249,688
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 1.29%, 10/20/34(a)(b)		7,000	6,984,102
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/33(a)(b)		3,000	2,994,156
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.70%, 07/15/33(a)(b)		2,500	2,500,391
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 1.26%, 07/15/34(a)(b)		1,700	1,699,056
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, (1 mo. LIBOR US + 0.33%), 0.43%, 01/20/25(a)		8,000	8,019,287
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.37%, 05/25/37(a)		13	10,732
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.71%), 0.81%, 03/25/37(a)		5,000	4,898,223
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 2.60%, 07/25/37(a)		1,000	1,063,890
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 10/20/30(a)(b)		250	250,237
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.08%, 10/20/30(a)(b)		330	328,269
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.43%, 10/20/30(a)(b)		1,000	975,270
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(b)		660	651,831
Series 2021-B, Class C, 2.72%, 06/25/52(b)		2,670	2,647,174
Series 2021-B, Class D, 3.78%, 06/25/52(b)		500	497,814
Series 2021-C, Class B, 2.72%, 07/26/55(b)		406	407,326

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
College Ave Student Loans LLC
Series 2021-C, Class C, 3.06%, 07/26/55(b)	USD	3,764	$ 3,779,315
Series 2021-C, Class D, 4.11%, 07/26/55(b)		270	270,698
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(a)		61	60,840
Series 1998-4, Class M1, 6.83%, 04/01/30(a)		1,185	1,158,857
Series 1998-8, Class M1, 6.98%, 09/01/30(a)		1,036	991,532
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		2,397	685,911
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		2,419	666,790
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.52%, 04/17/30(a)(b)		250	248,241
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.57%, 04/25/36(a)		1,325	1,299,657
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.26%, 09/25/46(a)		4	3,640
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.38%, 03/15/34(a)		25	24,424
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(b)		8,758	8,716,330
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.07%, 12/25/36(d)		18	17,890
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(d)		2,900	2,988,629
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 0.54%, 09/25/36(a)(b)		5,787	331,892
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.41%, 12/15/33(a)(b)		18	18,231
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.30%, 05/15/35(a)(b)		5	4,459
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.29%, 05/15/36(a)		1,277	1,248,658
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.31%, 10/20/30(a)(b)		1,000	1,000,287
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.92%), 1.04%, 10/15/30(a)(b)		8,000	7,987,641
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 1.97%, 10/15/30(a)(b)		500	497,639
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 1.36%, 07/15/36(a)(b)		640	640,285
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 1.34%, 10/15/36(a)(b)		250	249,850
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 1.87%, 10/15/36(a)(b)		500	499,265
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.22%, 01/15/31(a)(b)		1,250	1,250,159
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(a)(b)		1,620	1,612,256
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3 mo. LIBOR US + 0.95%), 1.07%, 07/18/30(a)(b)	USD	1,000	$ 999,004
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.24%, 01/15/31(a)(b)		2,000	1,996,111
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 07/17/31(a)(b)		250	249,514
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/31(a)(b)		250	249,875
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 07/18/30(a)(b)		500	499,998
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.28%, 05/20/34(a)(b)		2,000	1,999,997
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.16%, 05/20/34(a)(b)		250	249,636
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 04/17/33(a)(b)		250	248,501
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.36%, 08/15/30(a)(b)		1,247	1,247,589
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.57%, 10/15/30(a)(b)		250	249,904
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(b)		1,266	1,296,280
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(b)		345	339,209
Series 2021-A, Class B, 3.50%, 11/25/50(b)		1,200	1,217,769
Elevation CLO Ltd., Series 2017-7A, Class A, (3 mo. LIBOR US + 1.22%), 1.34%, 07/15/30(a)(b)		500	500,286
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/20/34(a)(b)		2,250	2,249,996
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.36%, 04/15/33(a)(b)		500	499,769
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 2.04%, 10/20/34(a)(b)		6,300	6,280,333
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 01/20/35(a)(b)		960	960,023
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.81%, 11/25/35(a)		3,000	2,973,305
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.34%), 1.46%, 07/15/30(a)(b)		250	249,773
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 0.38%, 12/25/36(a)		520	291,648
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.25%, 12/25/36(a)		1,927	1,873,692

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(b)	USD	3,650	$ 3,696,613
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(b)		4,464	4,368,270
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(b)		5,500	5,324,194
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/31(a)(b)		1,250	1,249,029
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.24%, 11/16/34(a)(b)		500	500,000
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.16%, 11/16/34(a)(b)		900	900,046
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(b)		3,400	3,387,219
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.38%, 02/25/37(a)		2,006	1,649,970
FS Rialto Issuer Ltd.
Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.33%, 04/16/28(a)(b)		3,820	3,813,585
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 11/16/36(a)(b)		2,205	2,204,999
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3 mo. LIBOR US + 0.95%), 1.07%, 07/24/30(a)(b)		500	499,758
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 1.00%), 1.13%, 04/20/31(a)(b)		3,000	3,001,340
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.32%, 04/16/34(a)(b)		1,000	1,000,500
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.18%, 05/16/31(a)(b)		2,330	2,330,242
Generate CLO 2 Ltd.
Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 01/22/31(a)(b)		1,220	1,219,997
Series 2A, Class BR, (3 mo. LIBOR US + 1.45%), 1.58%, 01/22/31(a)(b)		250	249,427
Series 2A, Class ER, (3 mo. LIBOR US + 5.65%), 5.78%, 01/22/31(a)(b)		1,000	976,473
Generate CLO 3 Ltd., Series 3A, Class AR, (3 mo. LIBOR US + 1.25%), 1.38%, 10/20/29(a)(b)		1,000	1,000,102
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.45%, 01/22/35(a)(b)		250	250,000
Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 2.70%, 01/22/35(a)(b)		4,330	4,330,000
Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)(b)		4,500	4,500,000
Generate CLO 7 Ltd., Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 1.50%, 01/22/33(a)(b)		250	250,218
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 1.31%, 10/15/30(a)(b)		250	250,014
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 0.42%, 11/25/36(a)		33	86,093
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 1.15%, 04/20/34(a)(b)	USD	250	$ 248,500
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 1.25%, 10/20/34(a)(b)(c)		5,530	5,524,470
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 5.47%, 10/20/34(a)(b)		1,750	1,732,537
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 7.87%, 10/20/34(a)(b)		1,000	989,970
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 4.88%, 01/20/33(a)(b)		1,000	936,365
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.10%), 1.23%, 07/20/34(a)(b)		250	249,383
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3 mo. LIBOR US + 1.30%), 1.43%, 04/20/30(a)(b)		850	849,255
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.24%, 10/29/29(a)(b)		500	499,905
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.79%, 10/29/29(a)(b)		750	738,215
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.19%, 01/18/31(a)(b)		500	499,874
Goldman Home Improvement Trust, Series 2021-GRN2, Class B, 1.97%, 06/25/51(b)		2,476	2,390,605
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 6.83%, 07/20/34(a)(b)		250	249,966
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/25/35(a)(b)		1,780	1,779,995
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(b)		4,364	4,350,616
Gracie Point International Funding, Series 2021-1A, Class A, (1 mo. LIBOR US + 0.75%), 0.85%, 11/01/23(a)(b)		4,649	4,658,302
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. LIBOR US + 1.29%), 1.42%, 04/15/33(a)(b)		500	500,836
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.80%, 12/25/35(a)		283	125,224
Series 2006-4, Class 1A1, 2.96%, 03/25/36(a)		816	635,159
Series 2007-2, Class AF3, 5.92%, 03/25/37(a)		26	7,189
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.30%, 01/25/47(a)		12	7,726
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 3.38%), 3.48%, 02/25/47(a)		3,566	3,754,277
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 3.38%), 3.48%, 02/25/47(a)		3,000	3,173,911
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 04/15/33(a)(b)		250	250,331
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 1.44%, 04/15/34(a)(b)		250	250,393
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 1.32%, 07/15/34(a)(b)		9,250	9,251,574

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 1.97%, 07/15/34(a)(b)	USD	1,000	$ 1,001,711
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 1.92%, 07/15/34(a)(b)		650	650,556
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.70%), 1.83%, 10/22/25(a)(b)		374	374,461
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 07/25/27(a)(b)		7	6,722
Highbridge Loan Management Ltd.
Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.27%, 07/18/31(a)(b)		1,120	1,098,141
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 1.30%, 07/18/29(a)(b)		350	350,022
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.13%, 07/25/34(a)		22	21,730
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)		5,996	5,889,108
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(a)(b)		7,260	7,256,410
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.14%, 02/05/31(a)(b)		745	744,723
ICG U.S. CLO Ltd.
Series 2014-3A, Class A1RR, (3 mo. LIBOR US + 1.03%), 1.15%, 04/25/31(a)(b)		249	249,182
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.26%, 10/19/28(a)(b)		956	956,233
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.28%, 04/20/32(a)(b)		250	250,147
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.46%, 04/15/33(a)(b)		1,750	1,751,038
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 0.90%, 07/25/36(a)		3,498	3,494,748
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3 mo. LIBOR US + 1.25%), 1.39%, 07/28/42(a)		3,190	3,044,604
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 04/15/34(a)(b)		500	497,625
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 6.13%, 10/20/31(a)(b)		500	483,201
KVK CLO Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.93%), 1.09%, 05/20/29(a)(b)		215	214,973
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.20%, 01/20/31(a)(b)		2,000	1,997,003
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.15%, 04/20/31(a)(b)		250	249,626
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.01%, 04/20/28(a)(b)		235	234,701
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		1,915	1,918,196
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		522	78,234
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		600	586,359
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		673	637,818
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(b)	USD	4,680	$ 4,686,279
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 04/20/28(b)		3,720	3,771,943
Series 2021-1A, Class A, 1.90%, 11/20/31(b)		4,100	4,054,872
Series 2021-1A, Class B, 2.47%, 11/20/31(b)		5,000	5,028,853
Series 2021-2A, Class B, 2.37%, 04/20/32(b)		4,630	4,624,992
Series 2021-2A, Class C, 3.09%, 04/20/32(b)		1,610	1,609,449
Series 2021-2A, Class D, 4.46%, 04/20/32(b)		3,500	3,512,910
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.24%, 05/15/28(a)(b)		500	500,468
Series 2021-CRE6, Class A, (1 mo. LIBOR US + 1.30%), 1.41%, 11/15/38(a)(b)		1,940	1,938,812
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		1,077	1,095,182
Series 2021-1GS, Class A, 2.29%, 01/20/48(b)		3,181	3,179,664
Series 2021-2GS, Class A, 2.22%, 03/20/48(b)		4,097	4,062,750
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34(a)(b)		4,000	4,000,632
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.36%), 0.46%, 03/25/46(a)		770	691,460
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.40%, 06/25/36(a)		3,389	2,130,636
Series 2006-7, Class 1A, (1 mo. LIBOR US + 0.16%), 0.26%, 08/25/36(a)		4,309	2,722,837
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.26%, 08/25/36(a)		6,147	3,223,279
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.34%, 08/25/36(a)		1,419	755,878
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(a)		2,121	873,964
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.60%), 0.70%, 01/25/36(a)		3,872	3,759,255
Madison Park Funding X Ltd.
Series 2012-10A, Class AR3, (3 mo. LIBOR US + 1.01%), 1.14%, 01/20/29(a)(b)		2,713	2,711,223
Series 2012-10A, Class CR3, (3 mo. LIBOR US + 2.10%), 2.23%, 01/20/29(a)(b)		1,000	999,995
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.53%, 01/20/29(a)(b)		500	495,966
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.02%, 07/23/29(a)(b)		2,147	2,145,224
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.07%, 04/19/30(a)(b)		925	923,527
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.62%, 04/19/30(a)(b)		350	348,344
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.05%, 01/22/28(a)(b)		312	311,655
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 10/19/34(a)(b)		750	742,573
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 1.06%, 10/21/30(a)(b)(c)		3,460	3,460,000
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 1.11%, 07/27/31(a)(b)		1,000	998,350

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 07/29/30(a)(b)	USD	2,500	$ 2,503,005
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.07%, 04/15/29(a)(b)		1,000	986,240
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 5.07%, 04/15/29(a)(e)		250	246,560
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 1.82%, 01/23/31(a)(b)		250	249,999
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 1.19%, 07/15/33(a)(b)		2,130	2,124,361
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 07/17/34(a)(b)		1,250	1,249,293
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 3.74%, 01/22/35(a)(b)		750	750,000
Mariner CLO LLC, Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.11%, 07/23/29(a)(b)		244	244,087
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(b)		5,000	5,059,489
Series 2021-AA, Class A, 1.86%, 03/20/36(b)		700	688,049
Series 2021-AA, Class B, 2.33%, 03/20/36(b)		1,620	1,606,981
Series 2021-AA, Class C, 2.96%, 03/20/36(b)		2,850	2,844,002
Series 2021-BA, Class C, 2.66%, 11/20/36(b)		4,403	4,394,723
Series 2021-BA, Class D, 3.42%, 11/20/36(b)		980	977,578
Series 2021-BA, Class E, 4.68%, 11/20/36(b)		3,620	3,614,086
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1 mo. LIBOR US + 1.86%), 1.96%, 06/25/35(a)		1,119	1,131,400
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.62%, 06/25/36(a)(b)		308	297,193
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.30%), 0.40%, 04/25/36(a)		3,635	1,234,745
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.38%, 05/25/37(a)		83	76,795
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.36%, 06/25/46(a)(b)		21	20,025
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 03/20/26(b)		4,130	4,126,163
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(d)		1,058	885,462
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.34%, 05/25/37(a)		1,978	1,588,263
Series 2007-H1, Class 1A2, (1 mo. LIBOR US + 1.75%), 1.85%, 10/25/37(a)		2,981	2,913,762
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.36%, 08/25/37(a)		1,725	1,833,782
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.10%, 04/21/31(a)(b)		1,230	1,228,314
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(b)		1,409	1,513,721
Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		2,400	2,514,431
Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 0.32%, 11/25/36(a)	USD	5,791	$ 3,521,665
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		1,403	1,493,525
Series 2019-1A, Class A, 4.37%, 12/21/43(b)		2,263	2,420,157
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		326	334,986
Series 2020-2A, Class B, 2.21%, 08/20/46(b)		1,953	1,947,597
Series 2021-1A, Class B, 2.05%, 12/20/46(b)		528	521,937
Series 2021-2A, Class B, 2.09%, 04/22/47(b)		4,746	4,643,242
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.34%, 04/28/34(a)(b)		800	797,349
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.73%, 10/20/30(a)(b)		250	250,012
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(b)		1,880	1,944,189
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(b)		1,404	1,456,594
Series 2019-D, Class A2A, 3.01%, 12/15/59(b)		4,109	4,227,629
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 1.71%, 11/15/68(a)(b)		4,100	4,198,809
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 1.26%, 04/15/60(a)(b)		2,009	2,006,239
Series 2021-DA, Class B, 2.61%, 04/15/60(b)(c)		1,110	1,103,954
Series 2021-DA, Class C, 3.48%, 04/15/60(b)(c)		5,000	4,979,900
Series 2021-DA, Class D, 4.00%, 04/15/60(b)(c)		5,000	4,829,265
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(b)		2,065	2,127,060
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 0.90%, 04/20/62(a)(b)		2,403	2,407,496
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 1.13%, 04/20/62(a)(b)		2,680	2,700,086
Series 2021-A, Class APT2, 1.36%, 04/20/62(b)		3,215	3,153,294
Series 2021-A, Class B2, 2.85%, 04/20/62(b)		1,640	1,640,910
Series 2021-A, Class C, 3.75%, 04/20/62(b)		950	983,193
Series 2021-A, Class D, 4.93%, 04/20/62(b)		1,690	1,735,991
Series 2021-BA, Class B, 2.68%, 04/20/62(b)		8,450	8,413,755
Series 2021-BA, Class C, 3.57%, 04/20/62(b)		2,370	2,368,392
Series 2021-BA, Class D, 4.75%, 04/20/62(b)		8,380	8,374,668
Series 2021-CA, Class B, 2.53%, 04/20/62(b)		7,230	7,132,022
Series 2021-CA, Class C, 3.36%, 04/20/62(b)		2,770	2,784,670
Series 2021-CA, Class D, 4.44%, 04/20/62(b)		5,590	5,700,262
Series 2021-DA, Class B, 2.90%, 04/20/62(b)		4,800	4,837,697
Series 2021-DA, Class C, 3.50%, 04/20/62(b)		2,700	2,728,294
Series 2021-DA, Class D, 4.38%, 04/20/62(b)		680	690,973
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.17%, 01/28/30(a)(b)		500	499,865
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.16%, 04/22/29(a)(b)		1,250	1,249,773
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 1.28%, 07/15/34(a)(b)		525	524,476
Series 2015-20A, Class DRR, (3 mo. LIBOR US + 2.95%), 3.07%, 07/15/34(a)(b)		1,000	1,002,917
Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 6.62%, 07/15/34(a)(b)		750	723,593

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.77%, 10/17/30(a)(b)	USD	250	$ 249,999
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 1.07%, 10/18/30(a)(b)		4,050	4,050,000
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3 mo. LIBOR US + 1.40%), 1.52%, 10/19/31(a)(b)		250	249,911
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 2.72%, 01/19/33(a)(b)		250	250,396
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.22%, 07/16/35(a)(b)		3,000	3,000,001
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3 mo. LIBOR US + 1.13%), 1.25%, 10/14/35(a)(b)		5,000	4,993,982
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.50%, 10/25/36(a)(b)		199	250,952
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1 mo. LIBOR US + 0.24%), 0.58%, 11/25/36(a)		4,289	1,866,544
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(a)		31	19,965
Series 2002-A, Class M1, 7.76%, 03/15/32(a)		2,146	2,118,468
Series 2002-C, Class M1, 6.89%, 11/15/32(a)		2,485	2,455,564
OCP CLO Ltd.
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.24%, 10/18/28(a)(b)		2,134	2,134,119
Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.12%, 10/18/28(a)(b)		1,000	1,000,770
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 1.08%, 07/15/30(a)(b)		1,250	1,250,390
Series 2017-13A, Class A2R, (3 mo. LIBOR US + 1.55%), 1.67%, 07/15/30(a)(b)		250	250,026
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 1.12%, 04/10/33(a)(b)		1,490	1,490,661
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.22%, 07/20/32(a)(b)		1,100	1,099,578
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 12/02/34(a)(b)		2,020	2,018,004
Series 2021-22A, Class E, (3 mo. LIBOR US + 6.60%), 6.72%, 12/02/34(a)(b)		900	891,006
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.77%, 10/15/34(a)(b)		250	249,101
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.08%, 04/16/31(a)(b)		3,000	2,995,513
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A2S, (3 mo. LIBOR US + 1.70%), 1.83%, 04/21/31(a)(b)		500	499,657
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.30%, 01/24/33(a)(b)		250	250,007
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.20%), 6.33%, 03/17/30(a)(b)		540	539,499
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.32%, 01/20/31(a)(b)		1,100	1,100,034
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.09%, 04/15/31(a)(b)	USD	250	$ 248,787
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.70%, 07/25/30(a)(b)		650	647,054
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 1.28%, 07/20/34(a)(b)		1,250	1,249,998
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.47%, 07/19/30(a)(b)		350	350,229
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.12%, 01/25/31(a)(b)		1,000	996,200
Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 1.22%, 01/25/31(a)(b)		500	493,833
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/21/34(a)(b)		1,500	1,499,312
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.27%, 07/02/35(a)(b)		250	249,691
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 10/22/36(a)(b)		1,000	998,752
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.57%, 04/18/33(a)(b)		300	299,716
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 1.27%, 07/20/34(a)(b)(c)		290	289,913
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3 mo. LIBOR US + 1.25%), 1.37%, 10/19/32(a)(b)		770	770,164
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.20%, 05/23/31(a)(b)		770	769,568
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 1.36%, 01/19/37(a)(b)(c)		680	680,000
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 02/14/31(b)		2,000	2,001,672
Series 2019-2A, Class A, 3.14%, 10/14/36(b)		4,770	5,020,384
Series 2021-1A, Class B, 1.95%, 06/16/36(b)		4,700	4,640,163
Series 2021-1A, Class C, 2.22%, 06/16/36(b)		4,680	4,611,208
Series 2021-1A, Class D, 2.47%, 06/16/36(b)		5,000	4,919,666
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 05/08/31(b)		1,970	1,957,462
Series 2021-B, Class B, 1.96%, 05/08/31(b)		5,000	4,978,957
Series 2021-C, Class A, 2.18%, 10/08/31(b)		7,340	7,293,597
Series 2021-C, Class B, 2.67%, 10/08/31(b)		13,345	13,238,480
Series 2021-C, Class C, 3.61%, 10/08/31(b)		3,180	3,155,151
Series 2021-C, Class D, 5.57%, 10/08/31(b)		450	447,225
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(d)		3,846	3,798,353
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		3,075	3,023,756
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.31%, 10/15/37(a)(b)(c)		1,983	1,964,924

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 6.01%, 04/17/31(a)(b)	USD	1,000	$ 1,000,000
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.38%, 10/22/30(a)(b)		834	833,585
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.83%, 10/22/30(a)(b)		500	499,970
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3 mo. LIBOR US + 1.65%), 1.89%, 10/17/29(a)(b)(c)		1,185	1,185,000
Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 2.32%, 10/17/29(a)(b)(c)		1,750	1,750,000
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3 mo. LIBOR US + 1.25%), 1.37%, 07/15/34(a)(b)		1,500	1,506,365
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 5.93%, 04/20/31(a)(b)		1,000	937,121
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 1.19%, 01/17/31(a)(b)		1,099	1,098,016
Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 1.62%, 01/17/31(a)(b)		500	496,053
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(b)		3,131	3,130,094
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 1.12%, 10/17/31(a)(b)		3,400	3,394,235
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.25%, 01/17/31(a)(b)		1,000	1,000,055
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 2.77%, 01/17/31(a)(b)		400	397,857
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.29%, 05/21/34(a)(b)		660	659,639
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.86%, 05/21/34(a)(b)		1,000	1,001,424
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.88%, 07/20/30(a)(b)		750	740,032
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.88%, 07/20/30(a)(b)		500	498,663
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.15%, 04/18/31(a)(b)		500	499,862
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.72%, 07/16/31(a)(b)		500	487,547
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 1.21%, 11/15/31(a)(b)(c)		960	960,000
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.38%, 01/15/35(a)(b)		390	389,998
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, (3 mo. LIBOR US + 0.90%), 1.06%, 11/15/26(a)(b)		47	47,091
Series 2018-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.06%, 11/15/26(a)(b)		1,000	998,623
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.53%, 01/20/27(a)(b)		250	249,752
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.37%, 10/24/27(a)(b)		500	501,431
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.51%, 02/20/28(a)(b)		400	399,434
Series 2020-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.63%, 04/20/28(a)(b)		250	249,768
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 5.17%, 07/20/29(a)(b)		250	249,986
Security		Par (000)	Value
Asset-Backed Securities (continued)
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 0.98%, 07/20/27(a)(b)	USD	48	$ 47,748
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.88%, 07/20/27(a)(b)		1,000	995,993
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.36%, 08/23/31(a)(b)		350	349,896
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.01%, 08/23/31(a)(b)		1,500	1,458,116
Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 6.97%, 02/14/34(a)(b)		900	878,086
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 3.50%, 07/15/34(a)(b)		1,900	1,899,973
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 07/24/31(a)(b)		764	763,910
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.54%), 0.64%, 05/25/36(a)		5,505	5,362,512
PRET LLC, Series 2021-NPL6, Class A1, 2.49%, 07/25/51(b)(d)		17,423	17,422,977
Prodigy Finance DAC
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 2.60%, 07/25/51(a)(b)		3,055	3,063,922
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.85%, 07/25/51(a)(b)		3,055	3,066,219
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 6.00%, 07/25/51(a)(b)		2,280	2,286,142
Progress Residential Trust
Series 2019-SFR3, Class E, 3.37%, 09/17/36(b)		3,000	3,008,300
Series 2019-SFR3, Class F, 3.87%, 09/17/36(b)		1,000	1,003,907
Series 2019-SFR4, Class E, 3.44%, 10/17/36(b)		3,000	3,021,905
Series 2019-SFR4, Class F, 3.68%, 10/17/36(b)		2,500	2,518,038
Series 2021-SFR10, Class E2, 3.67%, 12/17/38(b)		990	996,014
Series 2021-SFR10, Class F, 4.61%, 12/17/38(b)		4,000	4,035,317
Series 2021-SFR5, Class F, 3.16%, 07/17/38(b)		1,808	1,757,004
Series 2021-SFR6, Class F, 3.42%, 07/17/38(b)		3,577	3,510,677
Series 2021-SFR7, Class F, 3.83%, 08/17/40(b)		5,735	5,595,605
Series 2021-SFR8, Class F, 3.18%, 10/17/38(b)		4,500	4,386,854
Series 2021-SFR9, Class F, 4.05%, 11/17/40(b)		2,400	2,363,707
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.20%, 02/20/30(a)(b)		1,135	1,134,649
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 1.34%, 01/20/34(a)(b)		390	389,999
Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)(b)		4,500	4,454,854
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 10/15/31(a)(b)		1,250	1,248,448
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.67%, 04/15/32(a)(b)		325	324,927
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 1.97%, 04/15/32(a)(b)		250	249,085
Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.87%, 04/15/32(a)(b)		250	249,998
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.32%, 04/17/33(a)(b)		250	250,033

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 2.02%, 01/15/34(a)(b)	USD	500	$ 501,460
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 1.29%, 04/20/34(a)(b)		3,000	2,997,005
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.81%, 06/20/34(a)(b)		250	249,999
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 2.17%, 01/15/33(a)(b)		750	750,999
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 7.73%, 10/15/33(a)(b)		500	505,309
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 6.89%, 01/20/35(a)(b)(c)		1,500	1,485,000
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/28(b)		3,201	3,211,975
Series 2020-1, Class A, 2.34%, 10/15/30(b)		720	724,903
Series 2020-1, Class B, 3.23%, 10/15/30(b)		320	321,785
Series 2021-2, Class B, 2.35%, 08/15/33(b)		1,098	1,073,683
Series 2021-2, Class C, 3.23%, 08/15/33(b)		820	805,031
Series 2021-3, Class A, 0.00%, 10/17/33(c)		10,210	10,133,425
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(d)		1,423	1,498,198
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(b)		6,600	6,593,502
Series 2021-A, Class B, 2.80%, 12/22/31(b)		8,454	8,426,730
Series 2021-A, Class C, 3.53%, 12/22/31(b)		2,100	2,093,192
Series 2021-A, Class D, 5.23%, 12/22/31(b)		3,550	3,542,109
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.18%, 01/18/34(a)(b)		1,100	1,100,730
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 1.23%, 04/20/34(a)(b)		1,500	1,493,417
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.62%, 10/15/29(a)(b)		1,250	1,249,381
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.02%, 10/15/29(a)(b)		1,000	998,724
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 2.97%, 10/15/29(a)(b)		1,000	1,000,000
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.37%, 10/15/29(a)(b)		1,000	993,562
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30(a)(b)		2,144	2,142,073
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.88%, 10/20/30(a)(b)		2,250	2,190,200
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31(a)(b)		750	750,212
Series 2018-2A, Class E, (3 mo. LIBOR US + 6.00%), 6.13%, 10/20/31(a)(b)		1,000	968,298
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.30%, 07/20/34(a)(b)		3,500	3,498,111
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 07/25/31(a)(b)		250	250,000
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.16%, 04/20/31(a)(b)		1,237	1,236,163
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 19 Ltd., Series 2021-19A, Class A2, (3 mo. LIBOR US + 1.65%), 1.78%, 10/15/35(a)(b)	USD	500	$ 500,016
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.21%, 01/15/30(a)(b)		3,950	3,942,228
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		3,747	3,735,666
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		2,102	2,181,438
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.24%, 07/15/30(a)(b)		995	994,916
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 1.28%, 04/17/34(a)(b)		5,000	4,994,551
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3 mo. LIBOR US + 0.98%), 1.11%, 04/20/29(a)(b)		1,837	1,833,925
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.23%, 04/25/31(a)(b)		300	299,919
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.40%, 04/20/33(a)(b)		500	500,214
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.37%, 07/20/30(a)(b)		1,478	1,477,796
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 6.33%, 01/20/34(a)(b)		500	499,996
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 0.51%, 12/15/38(a)		1,732	1,702,602
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.53%, 06/15/39(a)		1,248	1,224,552
Series 2005-B, Class B, (3 mo. LIBOR US + 0.40%), 0.60%, 06/15/39(a)		371	369,616
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 0.40%, 12/15/39(a)		2,197	2,151,613
SLM Private Education Loan Trust
Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.86%, 10/15/41(a)(b)		3,805	4,237,612
Series 2014-A, Class B, 3.50%, 11/15/44(b)		1,590	1,591,548
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(b)		2,365	2,430,135
Series 2016-B, Class A2A, 2.43%, 02/17/32(b)		1,796	1,819,669
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.01%, 09/15/34(a)(b)		2,320	2,331,177
Series 2017-B, Class A2A, 2.82%, 10/15/35(b)		1,154	1,176,149
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 0.86%, 10/15/35(a)(b)		1,895	1,901,014
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 0.91%, 02/15/36(a)(b)		3,534	3,552,233
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		3,860	3,956,031
Series 2021-A, Class B, 2.31%, 01/15/53(b)		1,120	1,110,316
Series 2021-A, Class C, 2.99%, 01/15/53(b)		3,290	3,279,478
Series 2021-A, Class D1, 3.86%, 01/15/53(b)		1,480	1,457,363
Series 2021-A, Class D2, 3.86%, 01/15/53(b)		800	790,143
Series 2021-B, Class A, 1.31%, 07/17/51(b)		4,126	4,092,252
Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 0.89%, 01/15/53(a)(b)		1,770	1,767,686
Series 2021-C, Class APT1, 1.39%, 01/15/53(b)		2,104	2,068,350
Series 2021-C, Class B, 2.30%, 01/15/53(b)		840	841,887

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(b)	USD	701	$ 715,756
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(b)(c)(d)		2,299	2,299,416
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 01/26/31(a)(b)		250	249,935
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.02%, 01/23/29(a)(b)		4,175	4,169,604
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 1.29%, 07/15/34(a)(b)		2,240	2,240,726
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.40%, 01/25/32(a)(b)		1,000	1,000,232
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.90%, 01/25/35(a)		108	104,354
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(b)		2,244	2,233,150
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.37%, 10/15/30(a)(b)		250	250,006
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29(a)(b)		1,250	1,245,899
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)		1,000	862,078
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 0.00%, 12/28/29(a)(b)(c)		1,550	1,550,000
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1 mo. LIBOR US + 1.50%), 1.60%, 11/25/34(a)		232	233,895
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A1, (1 mo. LIBOR US + 0.16%), 0.26%, 09/25/36(a)		2,137	1,672,166
Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.60%), 0.70%, 01/25/37(a)(b)		1,600	1,318,826
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(b)		2,006	2,111,045
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.08%, 04/16/31(a)(b)		500	499,725
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.27%, 10/15/31(a)(b)		300	299,701
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.00%, 04/15/28(a)(b)		649	649,216
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 1.82%, 04/18/33(a)(b)		250	250,045
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 01/15/34(a)(b)		1,150	1,150,000
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.18%, 01/15/34(a)(b)		1,500	1,499,999
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 6.33%, 01/15/34(a)(b)		1,250	1,237,598
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/20/33(a)(b)	USD	689	$ 688,984
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 1.12%, 11/18/30(a)(b)		1,000	997,549
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.55%), 1.67%, 07/15/30(a)(b)		1,000	1,000,001
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 1.38%, 08/16/34(a)(b)		250	250,279
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/28(a)(b)		829	829,083
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 1.48%, 04/20/28(a)(b)		500	496,407
TICP CLO IX Ltd., Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.73%, 01/20/31(a)(b)		250	249,669
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.24%, 01/15/34(a)(b)		4,250	4,251,934
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.62%, 01/15/34(a)(b)		320	316,814
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.17%, 04/15/33(a)(b)		600	601,692
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 1.29%, 07/15/34(a)(b)		250	250,365
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 0.00%, 10/20/32(a)(b)		1,250	1,237,612
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.41%, 04/20/33(a)(b)		750	750,615
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 05/25/58(a)(b)		1,834	1,841,060
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.11%, 04/25/32(a)(b)		650	649,349
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 1.33%, 10/20/34(a)(b)		7,230	7,230,359
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 6.51%, 10/20/34(a)(b)		1,000	990,094
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		2,000	2,047,104
Series 2019-SFR1, Class E, 3.40%, 03/17/38(b)		2,000	2,002,135
Series 2020-SFR1, Class F, 4.88%, 07/17/38(b)		7,351	7,558,917
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)		3,250	3,196,798
Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)		2,099	2,060,216
Trimaran CAVU Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34(a)(b)		300	300,009
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 1.52%, 10/18/31(a)(b)		250	250,004

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO X Ltd., Series 2019-10A, Class B, (3 mo. LIBOR US + 2.10%), 2.22%, 04/15/32(a)(b)	USD	1,400	$ 1,399,119
Upstart Pass-Through Trust
Series 2021-ST3, Class A, 2.00%, 05/20/27(b)		3,888	3,868,001
Series 2021-ST4, Class A, 2.00%, 07/20/27(b)		809	801,456
Series 2021-ST5, Class A, 2.00%, 07/20/27(b)		4,039	4,003,457
Series 2021-ST9, Class A, 1.70%, 11/20/29(b)		6,627	6,573,719
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.40%, 04/15/33(a)(b)		340	340,171
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(b)(c)(d)		17,615	17,615,000
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.09%, 04/25/31(a)(b)		1,000	999,155
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 1.27%, 10/18/31(a)(b)		498	498,278
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.09%, 07/23/27(a)(b)		729	728,285
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/31(a)(b)		500	500,018
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/30(a)(b)		250	249,633
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(a)(b)		1,000	994,037
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.25%, 10/15/30(a)(b)		1,250	1,249,432
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 1.42%, 04/19/31(a)(b)		250	248,315
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.00%), 1.12%, 07/15/31(a)(b)		250	248,920
Wachovia Asset Securitization Issuance II LLC Trust
Series 2007-HE1, Class A, (1 mo. LIBOR US + 0.14%), 0.24%, 07/25/37(a)(b)		1,269	1,227,003
Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.23%, 07/25/37(a)(b)		1,469	1,421,283
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1 mo. LIBOR US + 0.16%), 0.26%, 08/25/36(a)		8,878	8,589,473
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 0.46%, 09/25/36(a)		229	92,341
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(a)		1,447	1,247,838
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.27%, 01/17/31(a)(b)		1,525	1,525,075
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 7.23%, 10/24/34(a)(b)		500	495,030
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.22%), 1.34%, 10/15/34(a)(b)		4,000	4,001,861
Total Asset-Backed Securities — 51.0% (Cost: $1,269,992,793)			1,261,615,908
Security		Par (000)	Value
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(c)(f)(g)(h)	USD	500	$ —
0.00%(c)(f)(g)(h)		250	—
			—
Insurance — 0.1%
Ambac Assurance Corp., 5.10%(b)(h)		58	77,779
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 5.25%, 07/06/26(a)(b)		2,385	2,441,145
			2,518,924
Total Corporate Bonds — 0.1% (Cost: $2,438,447)			2,518,924
Floating Rate Loan Interests(c)
Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Advances, (3 mo. LIBOR US + 2.88%, 0.00% Floor), 2.98%, 07/24/25		3,840	3,830,400
Total Floating Rate Loan Interests — 0.2% (Cost: $3,840,000)			3,830,400
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.5%
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.56%, 01/25/45(a)(b)		723	707,209
Series 2015-3, Class B5, 3.56%, 04/25/45(a)(b)		832	814,146
Series 2015-4, Class B5, 3.54%, 06/25/45(a)(b)		580	562,331
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(b)		11,215	11,072,970
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		1,260	1,231,524
Series 2021-G, Class C, 0.00%, 06/25/61(b)(c)		2,324	2,146,188
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.31%, 10/25/46(a)		98	61,829
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.00%, 11/25/46(a)		965	386,874
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.78%, 02/25/47(a)		34	18,727
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/49(a)(b)		405	403,659
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class A1, 3.63%, 03/25/49(a)(b)		601	603,399
Series 2019-2, Class B2, 6.29%, 03/25/49(a)(b)		716	717,592
APS Resecuritization Trust
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 2.95%, 09/27/46(a)(b)		212	211,738
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.70%, 04/27/47(a)(b)		11	11,003
ARI Investments LLC, Series 2017-1, Class A, 4.61%, 01/06/25(c)		471	469,104
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 0.90%, 05/25/46(a)		643	511,911
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		322	91,456
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		385	393,230

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	USD	1,167	$ 1,143,337
Barclays Mortgage Trust
Series 2021-NPL1, Class A, 2.00%, 12/27/60(b)(c)(d)		11,657	11,547,622
Series 2021-NPL1, Class B, 4.63%, 12/27/60(b)(c)(d)		1,060	1,055,143
Series 2021-NPL1, Class C, 0.00%, 12/27/60(b)(c)		2,422	2,906,760
BCAP LLC Trust, Series 2011-RR4, Class 3A6, 2.88%, 07/26/36(a)(b)		1,467	1,485,005
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(d)		184	160,086
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.38%, 08/25/36(a)		611	606,580
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.27%, 03/25/37(a)		239	227,605
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.31%, 06/25/37(a)		21	20,298
BRAVO Residential Funding Trust
Series 2019-NQM1, Class B2, 5.69%, 07/25/59(a)(b)		1,146	1,154,287
Series 2019-NQM2, Class B2, 4.80%, 11/25/59(a)(b)		996	997,547
Central Park Funding Trust, Series 2021-2, Class PT, (1 mo. LIBOR US + 3.00%), 3.09%, 10/27/22(a)(b)		953	949,594
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,618	5,751,898
CIM Trust, Series 2019-J2, Class B4, 3.78%, 10/25/49(a)(b)		920	918,748
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,343	2,102,808
Series 2008-2, Class 1A1, 6.50%, 06/25/38		345	306,557
Citigroup Mortgage Loan Trust
Series 2014-C, Class B2, 4.25%, 02/25/54(b)		317	332,032
Series 2019-IMC1, Class B1, 3.97%, 07/25/49(a)(b)		1,580	1,585,674
Series 2019-IMC1, Class B2, 5.41%, 07/25/49(a)(b)		3,171	3,236,476
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(b)		2,354	2,424,310
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		2,048	2,078,896
COLT Mortgage Loan Trust, Series 2020-2, Class M1, 5.25%, 03/25/65(a)(b)		761	769,361
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.45%, 06/25/35(a)		1,209	1,024,106
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 0.74%, 11/20/35(a)		526	485,945
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.70%, 01/25/36(a)		357	342,376
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.08%, 02/25/36(a)		481	459,007
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		784	528,226
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 0.56%, 11/25/36(a)		161	157,297
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.60%, 07/25/46(a)	USD	3,676	$ 3,573,202
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,232	769,506
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		184	118,729
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 0.92%, 03/25/47(a)		214	194,676
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 1.50%, 08/25/35(a)		1,079	886,831
Series 2007-15, Class 2A2, 6.50%, 09/25/37		684	371,581
Series 2007-HYB1, Class 3A1, 2.97%, 03/25/37(a)		2,075	1,959,399
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		39	21,280
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(b)		8,400	8,393,873
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(b)(c)		4,955	4,954,731
Credit Suisse Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(a)		2,023	1,588,186
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.21%, 08/27/36(a)(b)		108	101,259
Series 2014-SAF1, Class B5, 4.00%, 03/25/44(a)(b)		1,585	1,551,319
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(b)		3,299	3,271,821
Deephaven Residential Mortgage Trust
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(b)		1,620	1,606,945
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(b)		3,671	3,616,186
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)		20	19,262
GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(b)		2,533	2,584,677
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.08%, 03/25/36(a)		22	21,960
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(b)		604	604,178
Series 2020-PJ2, Class B4, 3.62%, 07/25/50(a)(b)		1,065	1,088,068
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 0.45%, 03/25/35(a)(b)		65	61,399
Series 2005-RP3, Class 2A1, 3.36%, 09/25/35(a)(b)		3,908	3,828,578
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 0.45%, 01/25/36(a)(b)		54	44,963
Series 2006-RP2, Class 2A1, 3.47%, 04/25/36(a)(b)		2,802	2,686,227
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 2.32%, 04/25/36(a)		2,049	1,602,955
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		3,640	3,722,251
IndyMac Index Mortgage Loan Trust
Series 2007-AR19, Class 3A1, 2.97%, 09/25/37(a)		276	217,112

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.34%, 08/25/37(a)	USD	3,522	$ 3,302,970
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(d)		4,253	3,904,258
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 2.45%, 07/25/35(a)		406	405,334
Series 2020-5, Class B3, 3.62%, 12/25/50(a)(b)		3,880	3,920,407
Series 2021-INV5, Class A2A, 2.50%, 12/25/51(a)(b)		19,414	19,412,892
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		18,447	18,573,834
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		6,218	6,041,469
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,934	4,055,761
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		923	944,603
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,284	1,294,352
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		682	639,678
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		281	240,586
Series 2021-INV7, Class B6, 3.22%, 02/25/52(a)(b)		923	497,974
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 2.73%, 01/25/60(b)(d)		400	402,164
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.25%, 12/25/37(a)		33	34,447
LHOME Mortgage Trust, Series 2019-RTL2, Class A1, 3.84%, 03/25/24(b)		1,091	1,092,624
Loan Revolving Advance Investment Trust
Series 2021-1, Class A1X, (1 mo. LIBOR US + 2.75%), 2.84%, 12/31/22(a)(b)		7,500	7,424,880
Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 2.84%, 06/30/23(a)(b)		10,000	9,899,840
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 2.50%), 2.60%, 04/01/24(a)(b)		2,630	2,741,497
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(b)		1,027	962,031
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(c)		732	271,175
Series 2021-VFN1, Class Note, 3.00%, 08/25/28(c)		1,019	1,019,195
Mello Warehouse Securitization Trust
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 3.35%, 11/25/53(a)(b)		2,000	1,989,195
Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 2.85%, 04/25/55(a)(b)		3,800	3,752,338
MFA Trust, Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(b)		700	687,656
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.44%, 04/16/36(a)(b)		268	251,816
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		1,852	1,931,727
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(d)	USD	424	$ 447,321
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.52%, 06/25/37(a)		688	624,088
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(b)		7,695	7,679,871
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(b)		577	582,874
Preston Ridge Partners Mortgage LLC, Series 2021-4, Class A1, 1.87%, 04/25/26(b)(d)		4,422	4,375,741
RALI Trust, Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.32%), 0.42%, 01/25/37(a)		2,205	2,118,260
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.50%, 02/25/50(a)(b)		970	970,183
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.44%, 06/25/35(a)(b)		94	90,900
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.50%, 09/25/35(a)(b)		632	560,612
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		2,900	2,923,843
RFMSI Series Trust, Series 2005-SA4, Class 2A1, 3.17%, 09/25/35(a)		2,384	1,824,004
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.44%, 08/25/36(a)		25	20,169
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,379	3,371,993
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)(c)		1,035	913,098
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(b)		2,820	2,856,404
Series 2020-INV1, Class M1, 2.50%, 11/25/55(b)		2,688	2,693,227
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.52%, 05/25/46(a)		38	34,202
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 0.45%, 06/25/35(a)(b)		942	853,647
Series 2005-RF5, Class 2A, 3.29%, 07/25/35(a)(b)		2,582	2,559,816
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)		4,323	3,179,774
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		1,342	996,542
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 2.23%, 06/25/46(a)		1,208	974,638
Toorak Mortgage Corp.
Series 2019-2, Class A1, 3.72%, 09/25/22(d)		3,693	3,700,751
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,755	3,659,638
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(b)		800	805,533
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(b)		2,600	2,666,879
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(b)		3,000	2,954,157
Series 2021-R1, Class M1, 2.34%, 10/25/63(b)		3,250	3,242,759

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Vista Point Securitization Trust, Series 2020-1, Class B1, 5.38%, 03/25/65(a)(b)	USD	1,000	$ 1,019,635
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A6, (1 mo. LIBOR US + 0.55%), 0.65%, 11/25/35(a)		433	303,151
Series 2005-9, Class 5A9, 5.50%, 11/25/35		178	164,614
Series 2006-4, Class 1A1, 6.00%, 04/25/36		186	191,613
Series 2006-4, Class 3A1, 7.00%, 05/25/36(d)		116	114,570
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.50%), 0.60%, 02/25/36(a)		1,411	1,223,331
Series 2006-AR5, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 0.99%), 1.07%, 06/25/46(a)		203	199,064
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.16%), 0.26%, 02/25/37(a)		665	600,194
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.48%, 05/25/47(a)		2,469	2,438,990
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 0.83%, 06/25/47(a)		577	557,731
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 2.60%, 10/25/36(a)		1,230	1,212,965
Western Alliance CLN, Series 2021-CL1, Class M, 5.63%, 12/28/24(a)(b)		8,540	8,535,020
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 3.20%, 07/25/59(b)(c)		11,270	11,270,000
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 3.75%, 07/25/59(b)		11,270	11,270,000
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.97%, 11/20/44(a)(b)		923	918,637
			308,028,767
Commercial Mortgage-Backed Securities — 27.9%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(b)		5,000	5,290,626
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(b)		3,000	3,079,515
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		1,151	1,087,020
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.99%, 09/15/34(a)(b)		5,000	4,993,912
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.23%, 09/15/34(a)(b)		1,705	1,696,424
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(b)		10,005	9,949,190
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/35(a)(b)		644	636,930
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 1.16%, 09/15/32(a)(b)		2,000	1,998,795
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(b)		1,294	1,290,207
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/32(a)(b)		2,470	2,462,421
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/32(a)(b)	USD	1,090	$ 902,629
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	3,177,046
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	4,094,083
Series 2021-BN32, Class A5, 2.64%, 04/15/54		3,260	3,379,033
Series 2021-BN33, Class A5, 2.56%, 05/15/64		4,440	4,570,429
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	748,304
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		3,014	2,727,884
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.41%), 0.51%, 04/25/36(a)(b)		8,353	7,916,973
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.64%, 04/25/36(a)(b)		19	17,861
Series 2006-4A, Class A2, (1 mo. LIBOR US + 0.41%), 0.51%, 12/25/36(a)(b)		1,752	1,677,819
Series 2006-SP2, Class A, (1 mo. LIBOR US + 0.28%), 0.38%, 01/25/37(a)(b)		1,832	1,771,766
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.37%, 03/25/37(a)(b)		8,223	7,889,045
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.37%, 07/25/37(a)(b)		37	36,003
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.55%, 09/25/37(a)(b)		7,789	7,476,691
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.60%, 12/25/37(a)(b)		4,500	4,428,612
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 3.61%, 08/15/36(a)(b)		1,936	1,912,073
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		1,000	876,868
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.83%, 03/15/37(a)(b)		5,000	4,943,744
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		414	431,026
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 02/11/41(a)		228	226,526
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.21%, 04/15/36(a)(b)		278	275,990
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.46%, 04/15/36(a)(b)		337	334,565
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.71%, 04/15/36(a)(b)		324	321,560
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/36(a)(b)		278	275,907
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 3.01%, 04/15/36(a)(b)		262	260,434
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.91%, 04/15/36(a)(b)		293	292,425
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 5.01%, 04/15/36(a)(b)		216	215,586
Benchmark Mortgage Trust
Series 2018-B5, Class C, 4.61%, 07/15/51(a)		3,162	3,471,854
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(b)		349	364,751
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	4,993,837
Series 2020-B19, Class A5, 1.85%, 09/15/53		3,300	3,209,488

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%, 12/17/53	USD	2,790	$ 2,736,257
Series 2021-B24, Class A5, 2.58%, 03/15/54		3,000	3,087,533
Series 2021-B26, Class A5, 2.61%, 06/15/54		4,000	4,126,255
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.81%, 10/15/35(a)(b)		2,000	1,998,877
BHMS
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 07/15/35(a)(b)		2,850	2,848,121
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 2.01%, 07/15/35(a)(b)		2,600	2,585,355
BPR Trust, Series 2021-TY, Class E, (1 mo. LIBOR US + 3.60%), 3.71%, 09/15/38(a)(b)		3,138	3,128,234
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		1,696	1,774,796
Series 2013-1515, Class C, 3.45%, 03/10/33(b)		250	256,341
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, (1 mo. LIBOR US + 0.67%), 0.78%, 03/15/37(a)(b)		2,420	2,418,244
Series 2018-BIOA, Class B, (1 mo. LIBOR US + 0.87%), 0.98%, 03/15/37(a)(b)		2,420	2,414,386
Series 2018-BIOA, Class D, (1 mo. LIBOR US + 1.32%), 1.43%, 03/15/37(a)(b)		397	395,213
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 03/15/37(a)(b)		3,584	3,576,356
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35(a)(b)		700	697,364
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.03%, 10/15/36(a)(b)		2,624	2,624,401
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.56%, 10/15/36(a)(b)		2,550	2,545,196
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.41%, 10/15/36(a)(b)		4,250	4,215,434
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36(a)(b)		6,418	6,349,202
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 12/15/36(a)(b)		4,175	4,172,694
Series 2020-BXLP, Class D, (1 mo. LIBOR US + 1.25%), 1.36%, 12/15/36(a)(b)		1,612	1,605,561
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36(a)(b)		2,849	2,825,994
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.71%, 11/15/32(a)(b)		1,686	1,685,100
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,204	2,232,726
Series 2020-VIVA, Class D, 3.55%, 03/11/44(a)(b)		3,000	2,987,789
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.86%, 10/15/37(a)(b)		1,645	1,633,647
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 2.28%, 10/15/36(a)(b)		6,185	6,107,424
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 2.92%, 12/15/28(a)(b)		4,758	4,756,562
Series 2021-MC, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/34(a)(b)		1,793	1,761,934
Series 2021-MC, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 04/15/34(a)(b)		1,875	1,827,862
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.02%, 02/15/33(a)(b)(c)		1,269	1,264,241
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.26%, 02/15/33(a)(b)(c)		744	741,210
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.36%, 02/15/33(a)(b)(c)	USD	491	$ 489,159
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 0.76%, 05/15/38(a)(b)		4,950	4,928,395
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 2.91%, 05/15/38(a)(b)		7,100	7,034,438
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(b)		1,522	1,558,521
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 2.35%, 10/15/38(a)(b)		5,063	5,036,489
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/32(a)(b)		3,000	2,980,387
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		3,757	3,954,480
Series 2021-ARIA, Class C, (1 mo. LIBOR US + 1.65%), 1.76%, 10/15/36(a)(b)		150	149,436
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 2.01%, 10/15/36(a)(b)		1,249	1,243,524
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 3.25%, 10/15/36(a)(b)		7,890	7,841,390
Series 2021-SDMF, Class E, (1 mo. LIBOR US + 1.59%), 1.70%, 09/15/34(a)(b)		3,980	3,896,509
Series 2021-SDMF, Class J, (1 mo. LIBOR US + 4.03%), 4.14%, 09/15/34(a)(b)		1,764	1,752,877
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.91%, 06/15/38(a)(b)		5,391	5,340,585
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 3.86%, 06/15/38(a)(b)		4,750	4,690,994
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 3.71%, 06/15/23(a)(b)		7,397	7,381,928
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(b)		265	277,307
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		1,554	1,432,267
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.86%, 12/15/37(a)(b)		1,000	999,080
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 12/15/37(a)(b)		2,269	2,266,911
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		5,000	5,070,132
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%, 05/10/58(a)		130	138,266
Series 2018-TAN, Class A, 4.24%, 02/15/33(b)		1,000	1,022,015
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		1,081	1,101,874
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,050	1,072,273
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,500	2,667,856
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,500	2,559,366
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.93%), 1.04%, 11/15/36(a)(b)		230	229,859
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1 mo. LIBOR US + 1.40%), 1.51%, 08/15/36(a)(b)		1,280	1,276,778
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%, 05/10/35(a)(b)		100	100,763
Series 2015-GC27, Class C, 4.42%, 02/10/48(a)		491	507,731
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,778,340

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(b)	USD	259	$ 211,614
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	6,484,276
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(b)		3,000	3,059,382
Series 2019-SMRT, Class A, 4.15%, 01/10/36(b)		2,000	2,096,897
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(b)		3,000	3,107,455
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/37(a)(b)		4,915	4,910,503
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.88%, 11/15/37(a)(b)		1,966	1,958,481
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		852	846,079
Series 2013-GAM, Class B, 3.42%, 02/10/28(a)(b)		1,500	1,471,382
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)		110	113,285
Series 2015-CR22, Class A2, 2.86%, 03/10/48		893	893,685
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	2,112,019
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,766,821
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		87	83,510
Series 2015-PC1, Class B, 4.32%, 07/10/50(a)		3,175	3,363,512
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		500	475,787
Series 2021-LBA, Class A, (1 mo. LIBOR US + 0.69%), 0.80%, 03/15/38(a)(b)		5,210	5,167,637
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 1.09%, 05/15/36(a)(b)		4,760	4,758,565
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.34%, 05/15/36(a)(b)		4,810	4,804,753
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 05/15/36(a)(b)		6,331	6,324,835
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.76%, 05/15/36(a)(b)		8,897	8,862,712
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 12/15/30(a)(b)		240	239,977
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.97%, 10/15/37(a)(b)		2,000	2,021,873
Series 2021-980M, Class D, 3.54%, 07/15/31(a)(b)		3,364	3,278,807
Series 2021-980M, Class E, 3.54%, 07/15/31(a)(b)		2,195	2,057,706
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 3.61%, 11/15/38(a)(b)		633	633,115
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, 4.92%, 01/15/49(a)		10	10,390
Series 2018-C14, Class A4, 4.42%, 11/15/51(a)		4,219	4,774,863
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		35	30,411
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	2,139,366
Series 2019-C16, Class C, 4.24%, 06/15/52(a)		1,622	1,699,089
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 06/15/33(a)(b)		5,000	4,990,583
Series 2018-BIOD, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 05/15/35(a)(b)		4,641	4,639,223
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.40%, 05/15/35(a)(b)		3,248	3,240,284
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 2.10%, 05/15/35(a)(b)		3,100	3,070,781
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust
Series 2018-BIOD, Class G, (1 mo. LIBOR US + 2.50%), 2.60%, 05/15/35(a)(b)	USD	435	$ 432,233
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(b)		160	145,328
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,670	2,775,845
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(b)		990	1,000,504
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		1,524	1,490,896
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 3.23%, 11/15/38(a)(b)		6,602	6,556,504
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 3.73%, 11/15/38(a)(b)		2,557	2,543,655
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.36%, 07/15/38(a)(b)		5,362	5,362,099
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.96%, 07/15/38(a)(b)		3,472	3,471,932
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 3.81%, 07/15/38(a)(b)		3,621	3,621,166
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		2,150	2,322,735
Series 2018-W5FX, Class CFX, 3.66%, 04/25/28(a)(b)		4,100	3,993,965
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(b)		2,905	3,029,740
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 02/15/38(a)(b)		2,730	2,726,722
Grace Trust, Series 2020-GRCE, Class F, 2.68%, 12/10/40(a)(b)		2,000	1,727,283
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)		4,100	4,614,819
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 06/15/38(a)(b)		1,461	1,460,093
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.54%, 11/15/36(a)(b)		1,212	1,211,723
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%, 07/10/48(a)		410	426,212
Series 2015-GC32, Class D, 3.35%, 07/10/48		53	50,292
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	2,138,575
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,739,890
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)		5,000	5,184,657
GSCG Trust
Series 2019-600C, Class A, 2.94%, 09/06/34(b)		5,000	5,119,921
Series 2019-600C, Class F, 3.99%, 09/06/34(a)(b)		2,000	1,939,335
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(b)		669	685,309
HONO Mortgage Trust
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 3.46%, 10/15/36(a)(b)		1,968	1,963,700
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.51%, 10/15/36(a)(b)		1,629	1,625,525
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(b)		578	565,235

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(b)	USD	2,000	$ 1,992,084
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		1,000	925,081
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		1,190	1,152,925
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	2,087,802
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%, 01/15/49(a)		315	333,816
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,791,431
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		2,371	2,458,245
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.01%, 06/15/32(a)(b)		330	329,399
Series 2017-JP5, Class D, 4.60%, 03/15/50(a)(b)		479	477,590
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.06%), 2.56%, 06/15/35(a)(b)		4,845	4,819,646
Series 2019-COR5, Class C, 3.75%, 06/13/52		1,030	1,046,565
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)(b)		1,000	975,564
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.88%, 10/15/33(a)(b)		700	698,302
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.56%, 04/15/38(a)(b)		1,000	998,106
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.91%, 05/15/36(a)(b)		1,159	1,157,612
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.35%, 03/25/37(a)(b)		70	69,061
Series 2007-2A, Class M1, (1 mo. LIBOR US + 0.40%), 0.50%, 06/25/37(a)(b)		1,059	1,012,481
Series 2007-3A, Class M2, (1 mo. LIBOR US + 2.00%), 2.10%, 10/25/37(a)(b)		3,340	2,876,045
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 0.81%, 03/15/38(a)(b)		1,980	1,975,697
LUXE Trust, Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 2.86%, 10/15/38(a)(b)		654	653,002
Med Trust
Series 2021-MDLN, Class F, (1 mo. LIBOR US + 4.00%), 4.11%, 11/15/38(a)(b)		2,200	2,177,945
Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 5.36%, 11/15/38(a)(b)		21,012	20,803,467
MF1, Series 2021-W10, Class G, (SOFR (30-day) + 4.22%), 4.27%, 12/15/34(a)(b)		560	561,658
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 04/15/38(a)(b)		1,950	1,945,724
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 04/15/38(a)(b)		2,500	2,496,080
Series 2021-MHC2, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 05/15/23(a)(b)		5,000	4,973,398
MHP
Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 2.86%, 07/15/38(a)(b)		2,146	2,125,833
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MHP
Series 2021-STOR, Class J, (1 mo. LIBOR US + 3.95%), 4.06%, 07/15/38(a)(b)	USD	2,846	$ 2,843,502
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(b)		233	229,447
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,550,913
Series 2015-C26, Class C, 4.38%, 10/15/48(a)		1,000	1,041,206
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		156	149,610
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,147,751
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)		2,000	2,126,805
Series 2015-MS1, Class C, 4.03%, 05/15/48(a)		20	19,953
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 0.81%, 11/15/34(a)(b)		4,330	4,328,635
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 11/15/34(a)(b)		843	839,291
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,571,900
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		829	870,023
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,010	884,883
Series 2017-HR2, Class D, 2.73%, 12/15/50		160	141,379
Series 2018-H3, Class C, 4.86%, 07/15/51(a)		450	497,472
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,184	1,945,495
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 1.76%, 07/15/35(a)(b)		1,000	992,464
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.66%, 07/15/35(a)(b)		335	331,008
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	2,021,197
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	5,169,538
Series 2019-H7, Class D, 3.00%, 07/15/52(b)		3,000	2,670,347
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(b)		5,400	5,694,337
Motel Trust, Series 2021-MTL6, Class F, (1 mo. LIBOR US + 3.55%), 3.66%, 09/15/38(a)(b)		2,800	2,799,153
MSCG Trust, Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 10/15/37(a)(b)		4,776	4,751,992
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(b)		1,850	1,984,749
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.46%, 06/15/35(a)(b)		410	404,921
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(b)		4,200	4,417,728
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(b)		1,080	1,031,420
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		498	443,371
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)		3,442	3,483,219
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1 mo. LIBOR US + 3.35%), 3.46%, 07/15/38(a)(b)		1,824	1,823,996
Series 2021-MF, Class G, (1 mo. LIBOR US + 4.35%), 4.46%, 07/15/38(a)(b)		1,967	1,965,768
Prima Capital CRE Securitization Ltd., Series 2020-8A, Class C, 3.00%, 12/01/70(b)(c)		4,544	4,255,002
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class A, (1 mo. LIBOR US + 1.00%), 1.10%, 04/25/38(a)(b)		3,063	3,046,218
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		2,000	2,051,090
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		2,000	1,916,834
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(b)		8,300	8,493,234

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 2.73%, 11/15/38(a)(b)	USD	2,960	$ 2,936,702
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 2.72%, 11/15/36(a)(b)		2,226	2,214,843
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.02%, 11/15/36(a)(b)		748	744,958
STWD Trust
Series 2021-FLWR, Class B, (1 mo. LIBOR US + 0.93%), 1.04%, 07/15/36(a)(b)		7,000	6,916,387
Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 2.03%, 07/15/36(a)(b)		1,738	1,724,893
Series 2021-FLWR, Class G, (1 mo. LIBOR US + 3.67%), 3.78%, 07/15/23(a)(b)		4,188	4,117,741
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 06/15/26(a)(b)		1,700	1,684,629
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.96%, 06/15/26(a)(b)		1,700	1,686,278
TTAN, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 03/15/38(a)(b)		1,999	1,995,301
U.S., Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(b)		1,010	839,931
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(b)		2,368	2,399,180
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(b)		1,073	1,076,245
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(b)		2,662	2,659,905
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(b)		2,441	2,373,772
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(b)		2,830	2,829,132
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		9,873	9,870,763
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		1,330	1,329,336
VMC Finance LLC, Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.10%), 1.20%, 06/16/36(a)(b)		6,741	6,726,573
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class D, 4.98%, 01/15/59(a)		210	217,007
Series 2017-C39, Class B, 4.03%, 09/15/50		2,000	2,124,968
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	3,124,307
Series 2017-C39, Class D, 4.34%, 09/15/50(a)(b)		750	695,336
Series 2017-C41, Class B, 4.19%, 11/15/50(a)		2,000	2,123,868
Series 2017-C42, Class B, 4.00%, 12/15/50(a)		500	535,171
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 12/13/31(a)(b)		846	839,554
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		5,000	5,417,667
Series 2018-C44, Class A5, 4.21%, 05/15/51		5,198	5,827,265
Series 2018-C44, Class C, 4.83%, 05/15/51(a)		1,484	1,616,201
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		317	287,172
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	4,186,178
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	3,132,155
Series 2019-C49, Class C, 4.87%, 03/15/52(a)		1,500	1,643,724
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	3,387,606
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	1,035,102
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.20%, 02/15/37(a)(b)		1,000	974,768
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.85%, 02/15/37(a)(b)		1,600	1,540,629
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	5,049,846
Series 2021-C59, Class A5, 2.63%, 04/15/54		4,990	5,148,710
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 05/15/31(a)(b)		4,660	4,657,189
			691,033,044
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.2%
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)	USD	36,693	$ 728,782
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		23,357	273,560
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		7,873	339,231
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		3,995	79,357
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		71,917	646,503
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 22.69%, 02/25/38(a)(b)		10,321	3,212,085
			5,279,518
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.28%, 02/15/50(a)(b)		10,000	574,300
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(b)		95,950	960
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(b)		56,050	561
BANK
Series 2019-BN22, Class XA, 0.60%, 11/15/62(a)		38,868	1,617,628
Series 2019-BN22, Class XB, 0.15%, 11/15/62(a)		85,561	984,807
Series 2020-BN28, Class XB, 0.97%, 03/15/63(a)		29,820	2,325,947
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(b)		12,500	134,250
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.06%, 08/15/52(a)		38,352	2,206,618
Series 2019-B9, Class XA, 1.04%, 03/15/52(a)		15,850	988,044
Series 2020-B17, Class XB, 0.53%, 03/15/53(a)		17,599	627,756
Series 2020-B19, Class XA, 1.78%, 09/15/53(a)		23,976	2,482,983
Series 2021-B23, Class XA, 1.28%, 02/15/54(a)		18,424	1,637,681
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(b)(c)		62,648	1,127,659
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.51%, 01/10/36(a)(b)		80,300	801,932
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.65%, 08/15/57(a)		40,809	1,581,118
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.56%, 06/15/52(a)		9,774	923,196
Series 2019-C17, Class XA, 1.36%, 09/15/52(a)		3,990	323,927
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)		11,214	496,892
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(b)		144,016	1,237,962
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		8,570	266,471
Series 2017-C5, Class XB, 0.30%, 03/15/50(a)		30,000	501,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		17,400	532,558
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.86%, 03/10/50(a)(b)		10,141	261,005

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(b)	USD	220	$ 6,908
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.16%, 06/15/50(a)(b)		8,625	895,583
Series 2019-L2, Class XA, 1.02%, 03/15/52(a)		11,215	685,351
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.51%, 02/15/39(a)(b)		41,770	1,412,703
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)		28,100	553,851
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(a)(b)		110,000	28,600
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(c)		22,000	22,000
U.S., Series 2018-USDC, Class X, 0.32%, 05/13/38(a)(b)		103,122	2,167,552
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.48%, 10/15/52(a)		9,119	819,223
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.48%, 04/15/50(a)		7,000	103,435
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(b)		1,000	48,610
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.02%, 08/15/47(a)		7,719	163,304
			28,542,375
Total Non-Agency Mortgage-Backed Securities — 41.8% (Cost: $1,036,554,624)			1,032,883,704
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.5%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.10%, 10/25/29(a)		88	90,088
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 4.10%, 05/25/30(a)		2,000	2,080,101
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 3.15%, 10/25/41(a)(b)		3,534	3,570,637
Series 2021-R02, Class 2B1, (SOFR (30-day) + 3.30%), 3.35%, 11/25/41(a)(b)		1,192	1,200,753
Series 2021-R03, Class 1B2, (SOFR (30-day) + 5.50%), 5.55%, 12/25/41(a)(b)		1,816	1,821,624
Freddie Mac
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.80%), 3.90%, 03/25/29(a)		1,492	1,537,273
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.55%, 10/25/29(a)		250	257,234
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.60%, 03/25/30(a)		2,478	2,525,304
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 1.90%, 07/25/30(a)		177	178,304
Series 2020-DNA6, Class B1, (SOFR (30-day) + 3.00%), 3.05%, 12/25/50(a)(b)		2,000	2,013,542
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 2.70%, 01/25/51(a)(b)		7,690	7,679,399
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 3.45%, 08/25/33(a)(b)		5,000	5,136,134
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2021-DNA5, Class B1, (SOFR (30-day) + 3.05%), 3.10%, 01/25/34(a)(b)	USD	3,580	$ 3,595,777
Series 2021-DNA5, Class B2, (SOFR (30-day) + 5.50%), 5.55%, 01/25/34(a)(b)		3,938	4,095,021
Series 2021-DNA6, Class B1, (SOFR (30-day) + 3.40%), 3.45%, 10/25/41(a)(b)		6,000	6,037,618
Series 2021-DNA7, Class B1, (SOFR (30-day) + 3.65%), 3.70%, 11/25/41(a)(b)		3,719	3,777,408
Series 2021-DNA7, Class B2, (SOFR (30-day) + 7.80%), 7.85%, 11/25/41(a)(b)		2,244	2,359,046
Series 2021-HQA1, Class B1, (SOFR (30-day) + 3.00%), 3.05%, 08/25/33(a)(b)		3,439	3,447,298
Series 2021-HQA2, Class B1, (SOFR (30-day) + 3.15%), 3.20%, 12/25/33(a)(b)		3,625	3,649,263
Series 2021-HQA3, Class B1, (SOFR (30-day) + 3.35%), 3.40%, 09/25/41(a)(b)		5,036	5,010,640
Series 2021-HQA4, Class B2, (SOFR (30-day) + 7.00%), 7.05%, 12/25/41(a)(b)		1,259	1,273,191
			61,335,655
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac
Series K105, Class X1, 1.52%, 03/25/53(a)		9,988	1,070,792
Series K116, Class X1, 1.43%, 07/25/30(a)		23,951	2,470,885
Series KL05, Class X1P, 0.89%, 06/25/29(a)		12,845	805,947
Ginnie Mae
Series 2016-36, Class IO, 0.75%, 08/16/57(a)		5,441	209,702
Series 2017-24, Class IO, 0.81%, 12/16/56(a)		16,006	707,552
			5,264,878
Mortgage-Backed Securities — 1.1%
Uniform Mortgage-Backed Securities
2.00%, 01/01/52(i)		4,579	4,564,727
2.50%, 01/01/52(i)		22,139	22,586,906
			27,151,633
Total U.S. Government Sponsored Agency Securities — 3.8% (Cost: $94,887,597)			93,752,166
Total Long-Term Investments — 96.9% (Cost: $2,407,713,461)			2,394,601,102
	Shares
Short-Term Securities(j)
Money Market Funds — 4.3%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%	106,995,865	106,995,865
Total Short-Term Securities — 4.3% (Cost: $106,995,865)		106,995,865
Total Investments Before TBA Sale Commitments — 101.2% (Cost: $2,514,709,326)		2,501,596,967

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(i)
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities
2.00%, 01/01/52	USD	(9,158)	$ (9,119,259)
2.50%, 01/01/52		(44,277)	(45,117,601)
Total TBA Sale Commitments — (2.2)% (Proceeds: $(54,166,092))			(54,236,860)
Total Investments — 99.0% (Cost: $2,460,543,234)			2,447,360,107
Other Assets Less Liabilities — 1.0%			25,312,958
Net Assets — 100.0%			$ 2,472,673,065
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 13,074	$ 4,602	$ 8,472
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	4,949	3,993	956
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	2,521	1,453	1,068
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	153	(231)	27	(258)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	370	(559)	(248)	(311)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	40	11,158	2,351	8,807
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,457	74,473	80,931	(6,458)
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,457	74,473	78,427	(3,954)
							$ 179,858	$ 171,536	$ 8,322

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	5,000	$ (10,572)	$ (94,712)	$ 84,140
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	(113,272)	(140,897)	27,625
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(93,382)	(188,302)	94,920
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(88,843)	(81,262)	(7,581)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(44,421)	(49,012)	4,591
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	B	USD	40	(11,158)	(2,933)	(8,225)
								$ (361,648)	$ (557,118)	$ 195,470
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,184,704,040	$ 76,911,868	$ 1,261,615,908
Corporate Bonds	—	2,518,924	—	2,518,924
Floating Rate Loan Interests	—	—	3,830,400	3,830,400
Non-Agency Mortgage-Backed Securities	—	988,431,417	44,452,287	1,032,883,704
U.S. Government Sponsored Agency Securities	—	93,752,166	—	93,752,166
Short-Term Securities
Money Market Funds	106,995,865	—	—	106,995,865
Liabilities
TBA Sale Commitments	—	(54,236,860)	—	(54,236,860)
	$ 106,995,865	$ 2,215,169,687	$ 125,194,555	$ 2,447,360,107
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 230,579	$ —	$ 230,579

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BATS: Series A Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (26,787)	$ —	$ (26,787)
	$ —	$ 203,792	$ —	$ 203,792
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2021	$ 40,264,618	$ —(a)	$ 5,682,886	$ 7,214,185	$ 53,161,689
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3(b)	(17,581,405)	—	—	(3,007,353)	(20,588,758)
Accrued discounts/premiums	28,120	—	—	(97,759)	(69,639)
Net realized gain (loss)	72,283	—	8,414	4,183	84,880
Net change in unrealized appreciation (depreciation)(c)	39,396	—	5,649	106,172	151,217
Purchases	66,213,870	—	2,092,273	40,465,602	108,771,745
Sales	(12,125,014)	—	(3,958,822)	(232,743)	(16,316,579)
Closing Balance, as of December 31, 2021	$ 76,911,868	$ —(a)	$ 3,830,400	$ 44,452,287	$ 125,194,555
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021(c)	$ 122,584	$ —	$ (3,578)	$ 106,172	$ 225,178

(a)	Rounds to less than $1.
(b)	As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result,investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced